PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                   RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

                             Growth Equity Portfolio

                       Supplement Dated October 5, 2000 to
                          Prospectus Dated June 5, 2000


Effective October 6, 2000, Firstar Mutual Fund Services, LLC, 615 E. Michigan Street, 3rd Floor, Milwaukee, WI 53202 will serve as the Fund's Transfer Agent. Toll free number 1-800-248-6314 .

THE FOLLOWING SUPPLEMENTS THE SECTION "PURCHASING & SELLING SHARES" STARTING ON PAGE 7 OF THE PROSPECTUS.

The minimum initial investment in the Portfolio is $25,000.

All purchases, correspondence and redemption requests should be sent to:

                   Rainier Investment Management Mutual Funds
                   P.O. Box 701
                   Milwaukee, WI 53201-0701

Overnight courier deliveries should be sent to:

                   Rainier Investment Management Mutual Funds
                   615 E. Michigan St., 3rd Floor
                   Milwaukee, WI 53202

WIRE INSTRUCTIONS:
                   Firstar Bank Milwaukee N.A.
                   ABA  No. 075000022
                   For credit to Firstar Mutual Fund Services, LLC Account No. 112-952-137
                   For further credit to RAINIER INVESTMENT MANAGEMENT GROWTH EQUITY PORTFOLIO Account of [your account number and account name]

THE FOLLOWING SECTION IS INSERTED AFTER THE "PURCHASING WITH SECURITIES" STARTING ON PAGE 8 OF THE PROSPECTUS.

                PURCHASES THROUGH AN INVESTMENT BROKER OR DEALER

     Shares of the Portfolio are available through certain brokers (and their agents) that have made arrangements with the Fund to sell shares. When placing an order with such a broker or its authorized agent, the order is treated as if it had been placed directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Portfolio. The broker (or agent) may hold your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Portfolio may pay the broker (or agent) for maintaining these records and providing other shareholder services. The broker (or agent) may charge a fee for handling the order. The broker (or agent) is responsible for processing your order correctly and promptly, advising you of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                          SUPPLEMENT WITH YOUR RECORDS.


                   RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

                             Growth Equity Portfolio

                       Supplement Dated October 5, 2000 to
             Statement of Additional Information Dated June 5, 2000


Effective October 6, 2000, Firstar Mutual Fund Services, LLC, 615 E. Michigan Street, 3rd Floor, Milwaukee, WI 53202 will serve as the Fund's Transfer Agent. The Statement of Additional Information ("SAI") is revised as follows:

The second sentence of the third paragraph under the "How to Buy Shares" section on page B-14 of the SAI is deleted and replaced with the following:

     Therefore, a deposit in the mail or with such services of purchase applications does not constitute receipt by Firstar Mutual Fund Services, LLC or the Trust.

The second sentence of the fifth paragraph under the "GENERAL INFORMATION" section on page B-19 of the SAI is deleted and replaced with the following:

     Firstar Mutual Fund Services, LLC acts as the Portfolio's transfer agent.